Share based compensation - Valuation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Options granted	349,337	868,278	1,482,452
Expected volatility, minimum	55.01%	54.11%	48.50%
Expected volatility, maximum	58.52%	55.32%	56.29%
Expected dividends yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	3.84%	3.75%	3.48%
Risk-free interest rate, maximum	4.56%	4.67%	5.06%
Expected term (in years)	10 years	10 years	10 years
Maximum [Member]
Share-based Compensation
Expected multiples	2.8	2.8	2.8
Fair value of underlying ordinary share (USD)	$ 5.03	$ 1.63	$ 3.21
Minimum [Member]
Share-based Compensation
Expected multiples	2.2	2.2	2.2
Fair value of underlying ordinary share (USD)	$ 1.08	$ 1.08	$ 1.34